STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	May 09, 2014
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options vested	13,650,002	13,650,002	4,875,000
Option exercise price	$ 0.60
Average term	3 years 7 months 6 days
Intrinsic value of the restricted stock grant	$ 0	$ 0
Preferred Stock, Shares Authorized	35,000,000	35,000,000	35,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding	1,000,000	1,000,000	1,000,000
Common Stock, Shares Authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	800,543,896	737,263,858	668,338,264
Common Stock, Shares, Outstanding	800,543,896	737,263,858	668,338,264
Stock-based compensation		$ 284,500
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of the restricted stock grant		0	$ 0
Aggregate intrinsic value of restricted stock grant	$ 0	0
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of the restricted stock grant		0	0
Stock-based compensation		$ 0	$ 0
Outstanding stock options		12,900,000	13,650,002
N 2014 Global Digital Solutions Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issauance				20,000,000